KELMOORE STRATEGY(R) VARIABLE TRUST

                  Kelmoore Strategy(R) Variable Fund
               Kelmoore Strategy(R) Variable Eagle Fund
                          (the "Funds")

SUPPLEMENT DATED DECEMBER 3, 2002 TO THE PROSPECTUS DATED APRIL 30, 2002


     This Supplement updates the information in, and should be read in conjunction with, the Prospectus of the Funds, dated April 30, 2002.

ADDRESS CHANGE

     Effective JANUARY 3, 2003, the address for PFPC Inc., the Funds' Administrator, Transfer Agent and Fund Accounting Agent, is as follows:

     PFPC Inc.
     760 Moore Road
     King of Prussia, PA  19406-1212





    RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.